Loans and Advances to Banks, net (Details) - Schedule of impairment allowance for due from banks - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Domestic Banks
Normal	$ 160,018	$ 260,002
Substandard
Non-complying
Subtotal	160,018	260,002
Foreign Banks
Normal	279,814	299,621
Substandard
Non-complying
Subtotal	279,814	299,621
Central Bank of Chile
Normal	1,090,000	2,380,033
Substandard
Non-complying
Subtotal	1,090,000	2,380,033
Total	1,529,832	2,939,656
Stage 1 Individual [Member]
Domestic Banks
Normal	160,018	260,002
Substandard
Non-complying
Subtotal	160,018	260,002
Foreign Banks
Normal	279,814	299,621
Substandard
Non-complying
Subtotal	279,814	299,621
Central Bank of Chile
Normal	1,090,000	2,380,033
Substandard
Non-complying
Subtotal	1,090,000	2,380,033
Total	1,529,832	2,939,656
Stage 2 Individual [Member]
Domestic Banks
Normal
Substandard
Non-complying
Subtotal
Foreign Banks
Normal
Substandard
Non-complying
Subtotal
Central Bank of Chile
Normal
Substandard
Non-complying
Subtotal
Total
Stage 3 Individual [Member]
Domestic Banks
Normal
Substandard
Non-complying
Subtotal
Foreign Banks
Normal
Substandard
Non-complying
Subtotal
Central Bank of Chile
Normal
Substandard
Non-complying
Subtotal
Total